Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net			$ 78,285	$ 73,076	$ 66,139
Amortization expense	$ 6,448	$ 12,895	$ 25,792	$ 4,499